DERIVATIVE WARRANT LIABILITY FROM FINANCING AND CONVERTIBLE NOTE	12 Months Ended
Dec. 31, 2019
DERIVATIVE WARRANT LIABILITY FROM FINANCING AND CONVERTIBLE NOTE
DERIVATIVE WARRANT LIABILITY FROM FINANCING AND CONVERTIBLE NOTE

17.    DERIVATIVE WARRANT LIABILITY FROM FINANCING AND CONVERTIBLE NOTE

(a)     Derivative Warrant Liability from Financing

On November 17, 2017, Neovasc completed an underwritten public offering (the “2017 Public Transaction”) of 6,609,588 Series A units (the “Series A Units”) and 19,066,780 Series B units (the “Series B Units”) of the Company, at a price of $1.46 per Unit for gross proceeds of $37,487,497 before deducting the underwriting discounts and commissions and other estimated offering costs.

Each Series A Unit was comprised of:

(i)	0.001 Common Share
(ii)

one Series A Common Share purchase warrant of the Company exercisable for 0.001 Common Shares at an exercise price of $1,610 per Series A Warrant Share for a period of five years following issuance (each, a "Series A Warrant"),

(iii)

one Series B Common Share purchase warrant of the Company exercisable for 0.001 Common Shares at an exercise price of $1,610 per Series B Warrant Share for a period of two years following issuance (each, a "Series B Warrant"); and

(iv)

0.40 Series C Warrant of the Company to purchase a unit at an exercise price of $1.46 per unit for a period of two years following issuance (each, a "Series C Unit") comprised of 0.001 Common Shares,  one Series A Warrant and one Series B Warrant.

Each Series B Unit was comprised of:

(i)

either 0.001 Common Shares or one Series D Common Share purchase warrant of the Company exercisable for 0.001 Common Shares (each, a "Series D Warrant") at an exercise price of $1,460 per Series D Warrant Share, all of which were be pre-funded except for a nominal exercise price of $0.001 per Series D Warrant Share for a period of five years following issuance,

(ii)	one Series A Warrant,
(iii)	one Series B Warrant,
(iv)	0.40 Series C Warrant, and
(v)

1.1765 Series F Common Share purchase warrant of the Company with each warrant exercisable for 0.001 Common Shares at an exercise price of $1,610 per Series F Warrant Share for a period of two years following issuance (each, a "Series F Warrant").

15,493 Common Shares and 3,573,830 Series D Warrants were issued as part of the Series B Unit. Since initial issuance and during the period up to December 31, 2018, all of the 3,573,830 Series D Warrants were exercised for gross proceeds of $35,738 and 3,573 Common Shares were issued from treasury.  All the warrants (collectively, the “2017 Warrants”) issued pursuant to the 2017 Public Transaction and the 2017 Private Placement (as defined below) included various price adjustment clauses, some of which caused the number of shares to be issued upon exercise to be variable, and therefore do not meet the fixed for fixed test under IAS 32 – Financial instruments; presentation.  Accordingly, the warrants have been accounted for as derivative financial liabilities and measured at fair value through profit and loss (“FVTPL”). The fair values of the warrants were calculated using a binomial option pricing model and have been classified as level 3 in the fair value hierarchy.

The total fair value of the warrants issued in connection with the Public Transaction, together with the Series E Warrants (as defined below) issued in connection with the Private Transaction (as defined below), was $89,470,273 which exceeded the transaction price giving rise to a loss of $45,132,259. Since the fair values of the derivatives were not determined using a valuation that only used data from observable markets, the loss on initial recognition has been recognized in income over the expected term of the instruments on a straight-line basis depending on the term of the warrants.

(b)     2017 Convertible Notes

On November 17, 2017, the Company also completed a brokered private placement (the “2017 Private Placement” and together with the Public Transaction the “2017 Financings”) for the sale of $32,750,000 aggregate principal amount of senior secured convertible notes of the Company (the "2017 Notes") and Series E warrants (the "Series E Warrants") to purchase one Common Share per Series E Warrant for gross proceeds of $27,837,500.

The 2017 Notes were issued with an original issue price of $850 per $1,000 principal amount of note. The 2017 Notes have an 18-month term and carry an interest rate of 0.0% per annum (increasing to 15% upon an event of default) from the closing date of the Private Transaction. On September 12, 2018, the Company and the holders of  2017 Notes amended certain terms of the 2017 Notes, including a one-year extension of the maturity date of the 2017 Notes from May 17, 2019 until May 17, 2020 and certain other amendments. Upon any event of a default, the interest rate applicable to the 2017 Notes would automatically be increased to 15% per annum. Interest on the 2017 Notes, as applicable, will commence accruing on the date of issue, will be computed on the basis of a 360-day year and twelve 30-day months and became payable in cash on January 1, 2018 and on the first day of each calendar quarter thereafter up to, and including, the maturity date.

The conversion option contained within the 2017 Notes contains similar price adjustment characteristics to certain of the warrants, which precludes the 2017 Notes from being recognized within equity. The 2017 Notes contain a future-priced conversion mechanism that allows the holder of a 2017 Notes to replace the conversion price then in effect with a price (the "Alternate Conversion Price") that is 85% of the lowest volume weighted average price ("VWAP") of the Common Shares during the ten consecutive trading day period ending and including the date of delivery of the applicable conversion notice. The 2017 Notes are also subject to full ratchet anti-dilution provisions in certain circumstances.

Accordingly, the Company has elected to measure the 2017 Notes at FVTPL.  The Series E Warrants are also classified as derivative financial liabilities and measured at FVTPL. The fair values of the warrants were calculated using a binomial option pricing model and have been classified as level 3 in the fair value hierarchy. The fair value of the convertible debt was $26,100,900 which exceeded the transaction price giving rise to a loss of $5,113,917. Since the fair value of the convertible debt is not determined using a valuation that only uses data from observable markets, the loss on initial recognition has been deferred and will be recognized in income over the expected term of the instrument. As at December 31, 2019 the loss on initial recognition has been fully amortized.

(c)     2019 Convertible Notes

On May 16, 2019, the Company completed a private placement of (i) 15% original issue discount convertible notes (“2019 Notes”) with a face value of $11.5 million, for gross proceeds to the Company of $9,775,000, and (ii) 334,951 common shares of the Company at a price of $5.15 per Common Share, for gross proceeds to the Company of $1,725,000.

The 2019 Notes has the following key terms:

•

For the first year after the closing date, interest at a rate of 8% of which 5% is payable in cash on or about May 17, 2020 (when the existing 2017 Notes issued by the Company mature). The remainder is deferred and will be due on maturity of the 2019 Notes.

•

After the first year and until maturity, interest at a rate of 10% of which 7% is payable in cash at the end of May and November each year. The remainder is deferred and will be due on maturity of the 2019 Notes.

•

The 2019 Notes were issued at an original discount of $1.725 million. A separate subscription for common shares of the Company by the holder of the 2019 Notes was made for this amount (at market price) concurrent with the issuance of the 2019 Notes.

•

The Company has a prepayment option whereby it may voluntarily prepay the 2019 Notes prior to maturity. Prepayment penalties of 3% (if prepaid prior to the 1st anniversary of issuance), 2% (if prepaid between the 1st and 2nd anniversaries of issuance) and 1% (if prepaid after the 2nd anniversary) apply.

•

The 2019 Notes are convertible into common shares of the Company at the option of the holder (however, the holder may not own > 19.99% of the total outstanding common shares of the Company as a result of the conversion). The conversion price fluctuates from $7.50 per common share (prior to the 2nd anniversary of issuance) to $8.50 between the 2nd and 3rd anniversaries of issuance to $9.70 after the 3rd anniversary of issuance. The conversion price would also be altered subject to certain anti-dilution provisions.

Accordingly, the 2019 Notes contain two embedded derivatives: the conversion option and the prepayment option. The fair values of the 2019 Notes were calculated using the Cox Ross Rubinstein binomial tree model and have been classified as level 3 in the fair value hierarchy.

(d)     Warrants and Convertible Notes Model

The 2017 Warrants were accounted for based on the level 3 fair value estimate of Series A Warrants, Series B Warrants, Series C Warrants, Series D Warrants, Series E Warrants and Series F Warrants by using a binomial option pricing model.

The 2017 Notes were accounted for based on the level 3 fair value estimate of the notes based on a binomial tree model.

Key assumptions used in the model at December 31, 2019, 2018 and 2017 are summarized below:

	December 31,	December 31,	December 31,
Valuation Date	2019	2018	2017
Price of Common Shares	$5.41	$6.03	$600.00
Dividend Yield	0%	0%	0%
Historical volatility of Common Shares	129.54%	141.96%	121.70%
Historical volatility of index	11.65%	15.37%	14.43%
Volatility input	70.59%	78.67%	68.07%
Risk-free rate	1.79%	2.52%	2.20%
Credit spread	23.00%	24.51%	34.24%

The 2019 Notes were accounted for based on the level 3 fair value estimate of the notes based on a binomial tree model.

Key assumptions used in the model at initial recognition and at December 31, 2019 are summarized below:

Valuation Date	December 31, 2019	May 16, 2019
Price of Common Shares	$5.41	$49.46
Dividend Yield	0%	0%
Historical volatility of Common Shares	124.77%	142.38%
Historical volatility of index	13.76%	15.66%
Volatility input	69.26%	79.02%
Risk-free rate	1.65%	2.13%
Credit spread	27.15%	19.64%

The carrying amounts for the derivative warrant liability from financing are as follows:

	Series A Units	Series B Units	Series E Warrants	Total
Fair value, November 17, 2017	$13,139,650	$67,810,835	$8,519,788	$89,470,273
Add: Deferred loss	(7,054,787)	(36,408,201)	(1,669,271)	(45,132,259)
Amortization of deferred loss	390,379	2,067,557	41,732	2,499,668
Less:
Fair value adjustment on exercised warrants	—	(511,122)	—	(511,122)
Exercise of Series D Warrants	—	(1,108,306)	—	(1,108,306)
Fair value adjustment, December 31, 2017	(1,542,457)	(2,911,914)	(3,934,853)	(8,389,224)
Balance, Derivative financial liability December 31, 2017	$4,932,785	$28,938,849	$2,957,396	$36,829,030
Add:
Amortization of deferred loss	6,664,408	34,340,644	1,627,539	42,632,591
Less:
Exercise of 1,698,841 Series D Warrants	—	(1,004,185)	—	(1,004,185)
Exercise of 11,170,788 Series B Warrants	(303,919)	(6,250,110)	—	(6,554,029)
Exercise of 21,041,660 Series F Warrants	—	(26,552,270)	—	(26,552,270)
Exercise of 14,505,580 Series B Warrants	(11,614,224)	(14,820,745)	—	(26,434,969)
Exercise of 8,951,780 Series C Warrants	(833,987)	(3,371,375)	—	(4,205,362)
Exercise of 1,389,846 Series F Warrants	—	(2,532,855)	—	(2,532,855)
Exercise of 500,000 Series C Warrants	—	(253,887)	—	(253,887)
Fair value adjustment, December 31, 2018	1,190,630	(8,411,543)	(4,512,848)	(11,733,761)
Balance, Derivative financial liability December 31, 2018	$35,693	$82,523	$72,087	$190,303
Less:
Exercise of 822,192 Series C Warrants	(5,638)	—	—	(5,638)
Fair value adjustment, March 31, 2019	(5,575)	(5,253)	(6,677)	(17,505)

Cancellation of 35,950,340 Series A Warrants	(24,480)	(77,270)	—	(101,750)
Cancellation of 22,431,506 Series E Warrants	—	—	(65,410)	(65,410)

Balance, derivative warrant liability from financing December 31, 2019	$—	$—	$—	$—

The carrying amounts for the 2017 Notes and 2019 Notes are as follows:

2017
Convertible
Notes
Fair value, November 17, 2017	$26,100,900
Add: Deferred loss	(5,113,917)
Amortization of deferred loss	852,319
Fair value adjustment, December 31, 2017	(1,831,743)
Balance, convertible notes December 31, 2017	$20,007,559
Add:
Amortization of deferred loss	4,261,598
Less:
Exercise of 5,567,500 convertible notes	(5,146,924)
Exercise of 1,772,500 convertible notes	(1,536,596)
Exercise of 10,300,000 convertible notes	(13,872,312)
Fair value adjustment, December 31, 2018	10,904,011
Balance, convertible notes December 31, 2018	$14,617,336
Less:
Exercise of 4,285,000 convertible notes	(4,188,713)
Fair value adjustment, March 31, 2019	825,047
Balance, convertible notes March 31, 2019	$11,253,670
Less:
Exercise of 3,536,000 convertible notes	(4,323,427)
Fair value adjustment, June 30, 2019	2,033,280
Balance, convertible notes June 30, 2019	$8,963,523
Less:
Exercise of 415,000 convertible notes	(497,430)
Fair value adjustment, September 30, 2019	(393,119)
Balance, convertible notes September 30, 2019	$8,072,974
Less:
Exercise of 2,961,000 convertible notes	(4,086,368)
Fair value adjustment, December 31, 2019	1,413,583
Balance, convertible notes December 31, 2019	$5,400,189

2017 Convertible Notes, current	$5,400,189
2017 Convertible Notes, non-current	$—

2019 Convertible Notes

Fair value, May 16, 2019	$9,775,000
Fair value adjustment, June 30, 2019	$(732,631)
Balance, convertible notes June 30, 2019	$9,042,369
Less:
Fair value adjustment, September 30, 2019	13,319
Balance, convertible notes September 30, 2019	$9,055,688
Less:
Fair value adjustment, December 31, 2019	209,792
Balance, convertible notes December 31, 2019	$9,265,480

2019 Convertible Notes, current	$1,090,561
2019 Convertible Notes, non-current	$8,174,919